Investment in Affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES
NOTE 9: INVESTMENT IN AFFILIATES
Navios Europe
On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe acquired ten vessels for aggregate consideration consisting of (i) cash consideration of $127,753 (which was funded with the proceeds of a $117,753 senior loan facility (the “Senior Loan”), and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe) (collectively, the “Navios Term Loans”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan”) with a face amount of $173,367 and fair value of $71,929 as of December 31, 2013. In addition to the Navios Term Loans, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements, (collectively, the “Navios Revolving Loans”).
On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation as follows:
  First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; and
  Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans.

The Navios Term Loan will be repaid from the future sale of vessels owned by Navios Europe and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe under ASC 810 and concluded that Navios Europe is a VIE and that they are not the party most closely associated with Navios Europe and, accordingly, is not the primary beneficiary of Navios Europe based on the following:

  the power to direct the activities that most significantly impact the economic performance of Navios Europe are shared jointly between (i) Navios Holdings, Navios Acquisition and Navios Partners and (ii) and the Junior Loan holder; and
  while Navios Europe's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan holder is exposed to a substantial portion of Navios Europe's risks and rewards.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe and, therefore, its investment in Navios Europe is accounted for under the equity method.

As of December 31, 2014, the estimated maximum potential loss by Navios Acquisition in Navios Europe would have been $13,414, which represents the Company's portion of the initial investment of $4,750, equity method investee income of $185, the Company's portion of the carrying balance of the Navios Revolving Loans and the Navios Term Loans of $7,791 and the accrued interest receivable in the amount of $688 which is included under “Due from related parties”. Refer to Note 16 for the terms of the Navios Revolving Loans. For the year ended December 31, 2013, Navios Europe had minimal operations and therefore, the Company did not record any equity method investee income/(loss).

Navios Midstream

On October 13, 2014, the Company formed in the Marshall Islands a wholly-owned subsidiary, Navios Midstream. The purpose of Navios Midstream is to own, operate and acquire crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas tankers under long-term employment contracts.

On the same day, the Company formed in the Marshall Islands a limited liability company, Navios Maritime Midstream Partners GP LLC (the “General Partner”) a wholly-owned subsidiary to act as the general partner of Navios Midstream.

Navios Midstream completed an IPO of its units on November 18, 2014 and is listed on the NYSE under the symbol “NAP”.

In connection with the IPO of Navios Midstream in November 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net cash proceeds from the IPO amounting to $110,403, (ii) $104,451 of the $126,000 borrowings under Navios Midstream's new credit facility, (iii) 9,342,692 subordinated units and 1,242,692 common units and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream to the General Partner.

Following the completion of the IPO, the Company owns a 2.0% general partner interest in Navios Midstream through the General Partner and a 55.5% limited partnership interest through the ownership of subordinated units (49%) and through common units (6.5%), based on all of the outstanding common, subordinated and general partner units.

The Company evaluated its investment in Navios Midstream under ASC 810 and concluded that Navios Midstream is not a VIE. The Company further evaluated the power to control the board of directors of Navios Midstream under the voting interest model. As of the IPO date, Navios Acquisition as the general partner, delegated all its powers to the board of directors of Navios Midstream and does not have the right to remove or replace the elected directors from the board of directors. Elected directors were appointed by the general partner, but as of the IPO date are deemed to be elected directors. The elected directors represent the majority of the board of directors of Midstream and therefore, the Company concluded that it does not hold a controlling financial interest in Midstream and deconsolidated the vessels sold as of the IPO date.  Accordingly, the consolidated statements of comprehensive income/ (loss)  present the results of the four vessel-owning subsidiaries that were sold to Navios Midstream for the period up to November 17, 2014.

Navios Acquisition further evaluated its investments in Navios Midstream as follows:

•      Investment in common units - The 1,242,692 common units that were acquired at the closing of the IPO were fair valued at $15 per unit and are accounted for under investment in available for sale securities. As of December 31, 2014 and 2013, the carrying amount of the investment in available-for-sale common units was $15,099 and $0.0, respectively. (See Note 20).

•      Investment in the subordinated units and general partner units - Under ASC 323, the Company concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Midstream and, therefore, its investment in the subordinated and general partner units of Navios Midstream was fair valued at $15 per unit and is accounted for under the equity method. As of December 31, 2014 and 2013, the carrying amount of the investment in Navios Midstream (subordinated units and general partner units) accounted for under the equity method was $147,031 and $0.0, respectively.

Gain on retained investment in Navios Midstream

The table below shows the portion of the gain on loss of control related to the remeasurement of the Company's retained investment (the Company's ownership interest of 57.5%) in Navios Midstream.

As of November 18, 2014
Fair value of investment in Navios Midstream	164,501
Less: Percentage retained of carrying value of net assets in Navios Midstream	(144,287)
Gain on retained investment in Navios Midstream	$ 20,214

Accounting for basis difference
The investment in Navios Midstream recorded under the equity method of $145,860 included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets at the deconsolidation date. The Company's share of the basis difference is with reference to its holding in the subordinated units and general partner units only.

As of the deconsolidation date, the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets was $17,883, from which an amount of $(300) was allocated on the intangibles assets and $18,183 was allocated on the tangible assets. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.

Earnings of $2,000 were recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014.

Summarized financial information of the affiliated companies is presented below:

	December 31, 2014		December 31, 2013
Balance Sheet	Navios Midstream	Navios Europe	Navios Europe
Current Assets	31,742	13,764	8,224
Non-current Assets	355,833	190,913	199,761
Current Liabilities	18,595	16,257	14,792
Non-current Liabilities	115,496	191,411	194,288

	For the period from November 18, 2014 to December 31, 2014	For the Year ended December 31, 2014	For the period from October 9, 2013 to December 31, 2013
Income Statement	Navios Midstream	Navios Europe	Navios Europe
Revenue	7,643	35,119	1,152
Net Income / (Loss)	2,551	(1,896)	(1,096)